Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Net Assets	$ 41,234	$ (448,120)
Convertible Preferred Shares, Carrying Amount		378,332
Financial assets at FVTPL	5,761	19,067
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	$ 76,430	189,646	$ 37,424
Convertible Preferred Shares [Member] | IPO scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 41,969	22,166
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	0	0
Series A Preferred Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible Preferred Shares, Carrying Amount	$ 133,529	0
Preferred shares [member] | IPO scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities		42,900
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities		$ 42,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of decrease in foreign exchange rate	5.00%
Percentage of decrease increase in Foreign Exchnage Rate	5.00%
Percentage of increase in foreign exchange rate	5.00%